Aberdeen Funds: Summary Prospectus

Aberdeen China Opportunities Fund

February 28, 2018

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/usretail/literature/equity. You can also get this information at no cost by e-mailing a request to Investor.Services.US@aberdeenstandard.com, calling 866-667-9231 or asking your financial advisor. The Fund's Prospectus and Statement of Additional Information, both dated February 28, 2018, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2017, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: GOPAX Class C: GOPCX Class R: GOPRX Class T: ACHTX Institutional Class: GOPIX Institutional Service Class: GOPSX

Objective

The Aberdeen China Opportunities Fund (the "China Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the China Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Reduction and Waiver of Class A Sales Charges," "Reduction and Waiver of Class T Sales Charges" and "Broker-Defined Sales Charge Waiver Policies" sections on pages 171, 174 and 228 of the Fund's prospectus, respectively, and in the "Additional Information on Purchases and Sales — Waiver of Class A Sales Charges," "Reduction of Sales Charges" and "Class T Shares" sections on pages 155, 156 and 159 of the Fund's Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares or Institutional Service Class shares of the Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)	Class A Shares	Class C Shares	Class R Shares	Class T Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%[1]	1.00%[2]	None	None	None	None
Small Account Fee[3]	$20	$20	None	$20	$20	$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.25%	None	None
Other Expenses[4]	1.54%	1.58%	1.65%	1.54%	1.52%	1.52%
Total Annual Fund Operating Expenses	3.04%	3.83%	3.40%	3.04%	2.77%	2.77%
Less: Amount of Fee Limitations/Expense Reimbursements[5]	1.07%	1.21%	1.07%	1.07%	1.15%	1.07%
Total Annual Fund Operating Expenses After Fee Limitations/ Expense Reimbursements	1.97%	2.62%	2.33%	1.97%	1.62%	1.70%

1  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

2  If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.

3  Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

4  Other Expenses for Class A, Class C, Class R, Institutional Class and Institutional Service Class shares have been restated to reflect current fees. Other Expenses for Class T shares are estimated for the current fiscal year because Class T has not commenced operations as of the date of this prospectus.

  Aberdeen China Opportunities Fund: Summary Prospectus as of February 28, 2018  1

5  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.62% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2019 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares, Class T Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the China Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the China Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$763	$1,366	$1,991	$3,667
Class C shares	$365	$1,059	$1,871	$3,986
Class R shares	$236	$945	$1,678	$3,613
Class T shares	$445	$1,068	$1,715	$3,448
Institutional Class shares	$165	$750	$1,362	$3,016
Institutional Service Class shares	$173	$758	$1,369	$3,022

You would pay the following expenses on the same investment if you did not sell your shares.

	1 Year	3 Years	5 Years	10 Years
Class C shares	$265	$1,059	$1,871	$3,986

Portfolio Turnover

The China Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.58% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the China Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by Chinese companies (including Hong Kong). A company is generally considered to be a China company if Fund management determines that the company meets one or more of the following criteria: the company

•  is organized under the laws of, or has its principal office in China or Hong Kong;

•  has its principal securities trading market in China or Hong Kong; and/or

•  derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in China or Hong Kong.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the China Fund.

The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest without limit in the equity securities of companies of any size, including small-cap and mid-cap companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. The Fund also may invest in equity-linked notes. An equity-linked note is a security whose performance is generally tied to a single stock, a stock index or a basket of stocks. For purposes of the Fund's 80% policy described above, equity-linked notes are classified according to their underlying or referenced security or securities.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

In carrying out the Fund's investment strategies, the Adviser employs a fundamental, bottom-up equity investment process, which is based on intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value based on quality and price. ESG (Environmental, Social and Governance) analysis is fully integrated into investment decisions for all equity holdings. As such, the Adviser evaluates ESG factors as part of the investment analysis process and this forms an integral component of the Adviser's quality rating for all companies.

Principal Risks

The China Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments — and therefore, the value of Fund's shares — may fluctuate. These changes may occur because of:

Country/Regional Focus Risk — Significant exposure to a single country or geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

Emerging Markets Risk — A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets (see "Foreign Securities Risk" below).

2  Aberdeen China Opportunities Fund: Summary Prospectus as of February 28, 2018

Equity-Linked Notes — The Fund may invest in equity-linked notes, which are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. If the linked security(ies) declines in value, the note may return a lower amount at maturity. The trading price of an equity-linked note also depends on the value of the linked security(ies).

Foreign Currency Exposure Risk — The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. They are subject to different accounting and regulatory standards, and political and economic risks.

Asian Risk. Parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

China Risk. Concentrating investments in China and Hong Kong subjects the Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Issuer Risk — The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or service.

Management Risk — The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Financials Sector Risk. To the extent that the financials sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Small-Cap Securities Risk — Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund's investments decreases, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

  Aberdeen China Opportunities Fund: Summary Prospectus as of February 28, 2018  3

Performance

The bar chart and table below can help you evaluate potential risks of the China Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund's average annual total returns to the returns of the MSCI Zhong Hua Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the China Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"), which was a registered investment company. The China Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the China Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The China Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. Aberdeen Asset Management Asia Limited ("AAMAL") began sub-advising the Fund on January 1, 2009. Performance prior to this date reflects the performance of an unaffiliated sub-adviser.

Class T shares have not commenced operations as of the date of this prospectus. Class T returns are based on the previous performance of the Fund's Class A shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities. Returns would only differ to the extent of the differences in expenses between the two classes.

Annual Total Returns — Class A Shares
(Years Ended Dec. 31)

Highest Return: 42.99% – 2nd quarter 2009
Lowest Return: -27.49% – 3rd quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2017

	1 Year	5 Years	10 Years
Class A shares–Before Taxes	26.74%	1.98%	0.07%
Class A shares–After Taxes on Distributions	26.19%	1.52%	-0.51%
Class A shares–After Taxes on Distributions and Sales of Shares	15.13%	1.29%	-0.21%
Class C shares–Before Taxes	32.64%	2.47%	-0.05%
Class R shares–Before Taxes	34.06%	2.81%	0.36%
Class T shares–Before Taxes	31.13%	2.67%	0.41%
Institutional Class shares–Before Taxes	35.04%	3.48%	0.93%
Institutional Service Class shares– Before Taxes	34.88%	3.44%	0.93%
MSCI Zhong Hua Index (reflects no deduction for fees, expenses or taxes)	49.35%	10.29%	3.93%

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the China Fund's investment adviser and AAMAL serves as the Fund's subadviser. In the United States, Aberdeen Standard Investments is the marketing name for the aforementioned entities.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Hugh Young	Managing Director	2009
Nicholas Yeo, CFA®	Director and Head of Equities Hong Kong	2009
Flavia Cheong, CFA®	Head of Equities — Asia Pacific ex Japan	2009
Nicholas Chui, CFA®	Investment Manager	2011

4  Aberdeen China Opportunities Fund: Summary Prospectus as of February 28, 2018

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A, Class C and Class T Shares
To open an account	$1,000
To open an IRA account	$1,000
Additional investments	$50
To start an Automatic Investment Plan	$1,000
Additional Investments (Automatic Investment Plan)	$50
Class R Shares
To open an account	No Minimum
Additional investments	No Minimum
Institutional Class Shares
To open an account	$1,000,000
Additional investments	No Minimum
Institutional Service Class Shares
To open an account	$1,000,000
Additional investments	No Minimum

The Fund reserves the right to apply or waive investment minimums under certain circumstances as described in the prospectus under the "Choosing a Share Class" section.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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